December 9, 2008

VIA EDGAR

The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Registration of Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies on Form N-6 Offered through
Nationwide VLI Separate Account – 7

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account – 7 (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

The policies are designed to provide last survivor life insurance on two insureds wherein the death benefit proceeds become payable upon the death of the surviving insured.

The following information is included to aid in your review. The attached registration statement will be used only in the state of New York, Puerto Rico and Virgin Islands and closely follows a registration statement filed by Nationwide's subsidiary, Nationwide Life and Annuity Insurance Company, on November 6, 2008 (1933 Act File No. 333-155153, Accession No. 0001190903-08-001290.  The attached registration statement varies from the November 6, 2008 filing only with respect to those provisions impacted by New York, Puerto Rico and Virgin Islands insurance laws and regulations.  For ease of references, we have redlined this registration statement against the November 6, 2008 filing.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 677-5276.

Sincerely,

/s/CHRISTINE M. WALKUP
Christine M. Walkup
Senior Counsel
Nationwide Life Insurance Company

cc:           Ms. Rebecca Marquigny